Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

Translation of amounts from HKD into USD has been made at the following exchange rates:

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end $: HK$ exchange rate	7.78	7.83	7.85
Year average $: HK$ exchange rate	7.79	7.82	7.84

Schedule of Estimated Useful Lives of The Property and Equipment	The Company typically applies a salvage value of 0%. The estimated useful lives of the property and equipment are as follows:
Leasehold improvements	2 years
IT equipment	2 – 3 years
Furniture & fixtures	3 years

Schedule of Revenue and Cost of Revenue of The Company

The details of revenue and cost of revenue of the Company is as follows:

	Year ended March 31,
	2025	2024	2023
Revenue	3,050,043	4,081,788	2,438,991
Revenue – related parties	216,347	301,208	234,487
Cost of revenue	(2,540,218)	(2,821,615)	(1,409,697)
Gross profit	$726,172	$1,561,381	$1,263,781
Gross profit margin	22.2%	35.6%	47.3%